PREPAID LAND LEASE PAYMENTS (Schedule of Estimated Annual Amortization Expenses) (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases [Abstract]
2019	¥ 9,462	$ 1,376
2020	9,462	1,376
2021	9,462	1,376
2022	9,462	1,376
2023	¥ 9,462	$ 1,376